Significant accounting policies - Impact of IFRS 15 on consolidated statement of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018		Dec. 31, 2017 [1]	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Non-Current assets	$ 3,606,210			$ 2,530,337
Current Assets	521,141			280,636
Trade and other receivables	305,726			136,797
TOTAL ASSETS	4,127,351			2,810,973
Equity
Retained earnings	335,764			473,622
Equity attributable to owners of the Company	2,260,523	$ 1,844,616	[2]	1,846,361	$ 1,887,956	$ 1,905,749
Non-current liabilities	1,579,706			805,872
Current liabilities	287,122			158,740
Trade and other payables	87,225			61,355
TOTAL EQUITY AND LIABILITIES	4,127,351			$ 2,810,973
Adjustments
ASSETS
Non-Current assets	0
Current Assets	(11,753)
Trade and other receivables	(11,753)
TOTAL ASSETS	(11,753)
Equity
Retained earnings	(11,753)	(1,729)
Equity attributable to owners of the Company	(11,753)	$ (1,729)
Non-current liabilities	0
Current liabilities	0
Trade and other payables	0
TOTAL EQUITY AND LIABILITIES	(11,753)
Amounts without adoption of IFRS 15
ASSETS
Non-Current assets	3,606,210
Current Assets	532,894
Trade and other receivables	317,479
TOTAL ASSETS	4,139,104
Equity
Retained earnings	347,517
Equity attributable to owners of the Company	2,272,276
Non-current liabilities	1,579,706
Current liabilities	287,122
Trade and other payables	87,225
TOTAL EQUITY AND LIABILITIES	$ 4,139,104

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated but the opening balance of 2018 has been adjusted following the application of IFRS 15 on Revenue Recognition.